NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET LOSS PER SHARE
Schedule of potentially dilutive securities

	December 31,
	2020	2019
Stock options	7,366,420	12,833,780
Warrants	16,531,825	17,439,881
Accrued stock payable	359,415	42,736
Convertible notes	2,261,538	—
	26,519,198	30,316,397